UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5970

Cash Account Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 04/30

Date of reporting period: 7/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2009 (Unaudited)

Cash Account Trust-Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)

Municipal Investments 99.0%
Alabama 0.6%
Alabama, Huntsville-Randolph School, Educational Building Authority Lease Revenue, Randolph School Project, 0.34% *, 2/1/2038, Compass Bank (a)	10,000,000	10,000,000
Pell City, AL, Special Care Facilities Financing Authority Revenue, Noland Health Services, Series A, 0.33% *, 12/1/2039, US Bank NA (a)	4,000,000	4,000,000
Tuscaloosa County, AL, Industrial Development Gulf Opportunity Zone, Hunt Refining Project, Series C, 0.53% *, 12/1/2027, JPMorgan Chase Bank (a)	10,000,000	10,000,000

		24,000,000
Arizona 0.1%
Arizona, Salt River Pima-Maricopa Indian Community, 0.4% *, 10/1/2026, Bank of America NA (a)	4,100,000	4,100,000

California 5.0%
Alameda County, CA, Industrial Development Authority Revenue, Malberg Engineering, Inc., AMT, 0.75% *, 8/1/2031, Comerica Bank (a)	2,215,000	2,215,000
California, ABAG Finance Authority for NonProfit Corporations, Multi-Family Housing Revenue, Arbors Apartments, Series A, 0.37% *, 12/15/2032	2,650,000	2,650,000
California, Clipper Tax-Exempt Certificate Trust, Series 2007-38, 144A, 0.44% *, 5/15/2030	5,000,000	5,000,000
California, Health Facilities Financing Authority Revenue, Children's Hospital:
Series D, 0.29% *, 11/1/2034, US Bank NA (a)	4,000,000	4,000,000
Series B, 0.29% *, 11/1/2038, US Bank NA (a)	7,100,000	7,100,000
Series C, 0.29% *, 11/1/2038, US Bank NA (a)	7,100,000	7,100,000
California, Housing Finance Agency Revenue, Home Mortgage:
Series M, AMT, 0.6% *, 8/1/2024	18,765,000	18,765,000
Series A, AMT, 1.5% *, 8/1/2035	19,415,000	19,415,000
Series K, AMT, 1.5% *, 8/1/2037	15,000,000	15,000,000
Series D, AMT, 2.8% *, 2/1/2043	14,000,000	14,000,000
California, Housing Finance Agency Revenue, Multi-Family Housing, Series C, AMT, 2.8% *, 2/1/2033	45,200,000	45,200,000
California, State Weekly Public Kindergarten University, Series A-6, 0.25% *, 5/1/2034, Citibank NA and California State Retirement System (a)	6,000,000	6,000,000
California, Statewide Communities Development, Series 2114, 144A, AMT, 0.46% *, 9/1/2046	3,765,000	3,765,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue:
Series 2680, 144A, 0.51% *, 5/15/2018, JPMorgan Chase Bank (a)	10,600,000	10,600,000
Series 2681, 144A, AMT, 0.66% *, 5/15/2018, JPMorgan Chase Bank (a)	10,000,000	10,000,000
California, William S. Hart Union High School District, Municipal Securities Trust Receipts, SGC-59, "A", 144A, 0.33% *, 9/1/2027	8,435,000	8,435,000
Los Angeles, CA, Community College District, Series R-11773, 144A, 0.36% *, 8/1/2033	12,070,000	12,070,000
Los Angeles, CA, Department of Water & Power Revenue, Power Systems, Series A-3, 0.22% *, 7/1/2035	1,500,000	1,500,000
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series 36B, 0.28% *, 5/1/2026, Union Bank NA (a)	5,000,000	5,000,000
Tustin, CA, Unified School District, Series 2007-336, 144A, 1.01% *, 9/1/2011, Bank of America NA (a)	5,500,000	5,500,000

		203,315,000
Colorado 3.1%
Colorado, Centerra Metropolitan District 1 Revenue, Refunding and Improvement, 0.37% *, 12/1/2029, Compass Bank (a)	15,000,000	15,000,000
Colorado, Educational & Cultural Facilities Authority Revenue, Bear Creek School Project, 0.35% *, 10/1/2032, US Bank NA (a)	6,400,000	6,400,000
Colorado, Educational & Cultural Facilities Authority Revenue, Fremont Christian School Project, 0.35% *, 6/1/2038, US Bank NA (a)	16,610,000	16,610,000
Colorado, Educational & Cultural Facilities Authority Revenue, Linfield Christian School Project, 0.35% *, 5/1/2030, Evangelical Christian Credit Union (a)	8,100,000	8,100,000
Colorado, Educational & Cultural Facilities Authority Revenue, Trinity School Project, 0.37% *, 9/1/2026, Branch Banking & Trust (a)	1,400,000	1,400,000
Colorado, Goldsmith Metropolitan District, 0.36% *, 12/1/2034, Compass Bank (a)	5,300,000	5,300,000
Colorado, Health Facilities Authority Revenue, Bethesda Adult Communities, Series A, 0.35% *, 8/15/2034, LaSalle Bank NA (a)	18,740,000	18,740,000
Colorado, Health Facilities Authority Revenue, Fraiser Meadows Community Project, 0.35% *, 6/1/2038, JPMorgan Chase Bank (a)	14,000,000	14,000,000
Colorado, Housing & Finance Authority, Series AA3, 0.4% *, 5/1/2036	7,670,000	7,670,000
Colorado, Housing & Finance Authority, Single Family Mortgage, Series 1-B-2, 0.95% *, Mandatory Put 8/3/2009 @ 100, 5/1/2034	9,100,000	9,100,000
Colorado, Lowry Economic Redevelopment Authority Revenue, Series A, 0.37% *, 12/1/2020, Compass Bank (a)	6,965,000	6,965,000
Colorado, RBC Municipal Products, Inc. Trust, Series C-11, 144A, 0.46% *, 12/1/2031, Royal Bank of Canada (a)	17,000,000	17,000,000

		126,285,000

Connecticut 0.3%
Connecticut, State Health & Educational Facilities, 0.45%, 1/7/2010	6,000,000	6,000,000
Connecticut, State Health & Educational Facilities Authority Revenue, Wesleyan University, Series D, 0.38% *, 7/1/2035	7,000,000	7,000,000

		13,000,000
Delaware 0.6%
Delaware, BB&T Municipal Trust, Series 5000, 144A, 0.5% *, 10/1/2028, Rabobank International (a)	16,825,084	16,825,084
Delaware, State Economic Development Authority Revenue, YMCA Delaware Project, 0.35% *, 5/1/2036, PNC Bank NA (a)	6,275,000	6,275,000

		23,100,084
District of Columbia 0.3%
District of Columbia, Center for Internships & Academic Revenue, 0.37% *, 7/1/2036, Branch Banking & Trust (a)	3,400,000	3,400,000
District of Columbia, Housing Finance Agency, Multi-Family Housing Revenue, Series R-433, 144A, AMT, 0.47% *, 12/1/2021	7,780,000	7,780,000

		11,180,000
Florida 6.8%
Alachua County, FL, Housing Finance Authority, Multi-Family Revenue, Santa Fe I Apartments, AMT, 0.52% *, 12/15/2038, Citibank NA (a)	3,850,000	3,850,000
Broward County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Palms of Deerfield Beach, AMT, 0.52% *, 8/15/2038, Citibank NA (a)	2,560,000	2,560,000
Florida, BB&T Municipal Trust:
Series 1010, 144A, 0.36% *, 1/15/2019, Branch Banking & Trust (a)	7,290,000	7,290,000
Series 1029, 0.36% *, 7/1/2024, Branch Banking & Trust (a)	10,830,000	10,830,000
Series 1031, 144A, 0.36% *, 8/1/2024, Branch Banking & Trust (a)	12,780,000	12,780,000
Series 1012, 144A, 0.36% *, 11/1/2024, Branch Banking & Trust (a)	9,900,000	9,900,000
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Series A, 0.35% *, 7/15/2024	19,000,000	19,000,000
Florida, Development Finance Corp., Enterprise Board Program, Out of Door Academy, 0.38% *, 7/1/2038, Northern Trust Co. (a)	11,500,000	11,500,000
Florida, Housing Finance Corp., Multi-Family Revenue, Victoria Park, Series J-1, 0.33% *, 10/15/2032	8,620,000	8,620,000
Florida, RBC Municipal Products, Inc. Trust, Series E-4, 144A, AMT, 0.56% *, 6/1/2010, Royal Bank of Canada (a)	9,995,000	9,995,000
Florida, State Government Finance:
1.2%, 8/13/2009	80,000,000	80,000,000
1.35%, 8/10/2009	50,000,000	50,000,000
Jacksonville, FL, Health Facilities Authority Hospital Revenue, Series E, 0.32% *, 8/15/2027, Branch Banking & Trust (a)	11,275,000	11,275,000
Lee County, FL, Industrial Development Authority, Health Care Facilities Revenue, Hope Hospice Project, 0.38% *, 10/1/2027, Northern Trust Co. (a)	17,500,000	17,500,000
Palm Beach County, FL, Community Foundation, Palm Beach Project Revenue, 0.56% *, 3/1/2034, Northern Trust Co. (a)	4,750,000	4,750,000
Pinellas County, FL, Health Facilities Authority Revenue, Baycare Health Systems, Series A2, 0.38% *, 11/1/2038, Northern Trust Co. (a)	9,750,000	9,750,000
Volusia County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Cape Morris Cove Apartments, Series A, AMT, 0.44% *, 10/15/2042, JPMorgan Chase Bank (a)	6,140,000	6,140,000

		275,740,000
Georgia 4.8%
Atlanta, GA, Revenue Bond, Series 2008-3046X, 144A, 0.71% *, 7/1/2037 (b)	6,665,000	6,665,000
Cobb County, GA, Tax Anticipation Notes, 1.25%, 12/31/2009	110,000,000	110,364,346
Fulton County, GA, Development Authority Revenue, Doris & Alex Weber School Project, 0.37% *, 12/1/2030, Branch Banking & Trust (a)	5,000,000	5,000,000
Fulton County, GA, Development Authority Revenue, Kings Ridge Christian School, 0.37% *, 5/1/2026, Branch Banking & Trust (a)	2,500,000	2,500,000

Fulton County, GA, Development Authority Revenue, Mount Vernon Presbyterian School, 0.37% *, 8/1/2035, Branch Banking & Trust (a)	2,700,000	2,700,000
Georgia, Municipal Electric Authority Power Revenue, Municipal Securities Trust Receipts, SGC-60, "A", 144A, 0.36% *, 1/1/2018 (b)	4,680,000	4,680,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project:
Series C, 0.37% *, 10/1/2031, Branch Banking & Trust (a)	8,750,000	8,750,000
Series A, 0.37% *, 10/1/2036, Branch Banking & Trust (a)	11,040,000	11,040,000
Georgia, RBC Municipal Products, Inc. Trust, Series C-9, 144A, AMT, 0.56% *, 8/1/2016, Royal Bank of Canada (a)	30,495,000	30,495,000
Georgia, Solar Eclipse Funding Trust, Series 2007-0072, 144A, 0.3% *, 6/1/2032, US Bank NA (a)	11,610,000	11,610,000

		193,804,346
Hawaii 0.3%
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaii Pacific Health, Series A, 0.35% *, 7/1/2035, Union Bank NA (a)	11,100,000	11,100,000
Idaho 2.0%
Idaho, Health Facilities Authority Revenue, St. Luke's Health Systems Project:
Series A, 0.29% *, 11/1/2043, Wells Fargo Bank NA (a)	10,000,000	10,000,000
Series B, 0.3% *, 11/1/2043, Harris NA (a)	13,000,000	13,000,000
Idaho, Housing & Finance Association, Single Family Mortgage:
Series B, AMT, 0.8% *, 7/1/2032	5,460,000	5,460,000
"I", Series A, AMT, 0.8% *, 7/1/2033	6,280,000	6,280,000
"I", Series B, AMT, 0.8% *, 7/1/2033	6,160,000	6,160,000
Idaho, Non-Profit Housing & Finance Association Facilities Revenue, College of Idaho Project, 0.35% *, 7/1/2030, US Bank NA (a)	4,950,000	4,950,000
Idaho, State Tax Anticipation Notes, 2.5%, 6/30/2010	35,000,000	35,667,601

		81,517,601
Illinois 9.4%
Channahon, IL, Morris Hospital Revenue:
Series B, 0.33% *, 12/1/2032, US Bank NA (a)	4,285,000	4,285,000
Series C, 0.33% *, 12/1/2032, US Bank NA (a)	5,470,000	5,470,000
Chicago, IL, 0.7%, 8/18/2009	6,357,000	6,357,000
Chicago, IL, Board of Education, Dedicated Revenues:
Series A-2, 0.33% *, 3/1/2026, Northern Trust Co. (a)	5,900,000	5,900,000
Series A-1, 0.35% *, 3/1/2026, Harris NA (a)	4,900,000	4,900,000
Chicago, IL, General Obligation, Series 2008-068, 144A, 1.0% *, 1/1/2022, Dexia Credit Local (a) (b)	11,540,000	11,540,000
Chicago, IL, Metropolitan Water Reclamation District, Greater Chicago, Series 2008-052, 144A, 1.0% *, 12/1/2035	25,160,000	25,160,000
Cook County, IL, Catholic Theological Union Project Revenue, 0.51% *, 2/1/2035, Harris NA (a)	6,000,000	6,000,000
Cook County, IL, Sales Tax Anticipation Notes, 3.0%, 8/3/2009	17,500,000	17,501,336
Illinois, BB&T Municipal Trust, Series 5001, 144A, 0.5% *, 6/1/2020, Rabobank International (a)	19,456,657	19,456,657
Illinois, Development Finance Authority Revenue, Shelby Memorial Hospital Association, Inc., Series B-1, 0.49% *, 10/1/2029, Comerica Bank (a)	4,300,000	4,300,000
Illinois, Development Finance Authority, Industrial Development Revenue, Home Run Inn Frozen Foods, 144A, AMT, 1.5% *, 4/1/2020, JPMorgan Chase Bank (a)	1,245,000	1,245,000
Illinois, Education Facilities Authority Revenue:
0.35%, 11/19/2009	30,000,000	30,000,000
0.35%, 11/23/2009	20,200,000	20,200,000
Illinois, Educational Facilities Authority Revenues, University of Chicago:
Series B-1, 0.52% *, Mandatory Put 8/12/2010 @ 100, 7/1/2036	8,100,000	8,100,000
Series B-2, 0.52% *, Mandatory Put 8/26/2010 @ 100, 7/1/2036	8,600,000	8,600,000
Illinois, Finance Authority Industrial Development Revenue, Fitzpatrick Brothers, 0.38% *, 4/1/2033, Northern Trust Co. (a)	5,000,000	5,000,000
Illinois, Finance Authority Pollution Control Revenue, Commonwealth Edison Co.,

Series F, 0.33% *, 3/1/2017, JPMorgan Chase Bank (a)	10,100,000	10,100,000
Series E, 0.35% *, 5/1/2021, JPMorgan Chase Bank (a)	8,305,000	8,305,000
Illinois, Finance Authority Revenue, "A", 144A, 0.39% *, 12/1/2042	8,565,000	8,565,000
Illinois, Finance Authority Revenue, Carle Foundation, Series E, 0.3% *, 2/15/2033, JPMorgan Chase Bank (a)	6,100,000	6,100,000
Illinois, Finance Authority Revenue, Clare Oaks:
Series C, 0.35% *, 11/1/2040, Sovereign Bank FSB (a)	5,000,000	5,000,000
Series D, 0.35% *, 11/1/2040, Sovereign Bank FSB (a)	5,800,000	5,800,000
Illinois, Finance Authority Revenue, Northwestern University, Series A, 0.5% *, Mandatory Put 3/31/2010 @ 100, 12/1/2046	29,000,000	29,000,000
Illinois, Finance Authority Revenue, The Art Institution of Chicago:
Series B-1, 0.38% *, 9/1/2038, JPMorgan Chase Bank (a)	6,500,000	6,500,000
Series B-2, 0.38% *, 9/1/2038, Northern Trust Co. (a)	3,000,000	3,000,000
Illinois, Finance Authority Revenue, University of Chicago Medical Center:
Series A-1, 0.33% *, 8/15/2026, Wells Fargo Bank NA (a)	3,200,000	3,200,000
Series A-2, 0.34% *, 8/15/2026, Wells Fargo Bank NA (a)	4,160,000	4,160,000
Illinois, Finance Authority Student Housing Revenue, CHF-Dekalb LLC Project, Series A, 0.36% *, 7/1/2038, Sovereign Bank FSB (a)	9,000,000	9,000,000
Illinois, RBC Municipal Products, Inc. Trust, Finance Authority Revenue, Series E-10, 0.46% *, 3/1/2011, Royal Bank of Canada (a)	10,000,000	10,000,000
Illinois, Regional Transit Improvements, Series 2008-3043X, 144A, 0.66% *, 7/1/2026	6,665,000	6,665,000
Illinois, State Toll Highway Authority Revenue, Series A-1, 0.4% *, 7/1/2030	25,000,000	25,000,000
Illinois, University of Illinois Revenue, "A", 144A, 0.44% *, 4/1/2035	14,300,000	14,300,000
Justice, IL, Multi-Family Housing Revenue, Candlewood Apartments Project, AMT, 0.41% *, 1/15/2033	10,700,000	10,700,000
Mundelein, IL, Industrial Development Revenue, MacLean Fogg Co. Project, 144A, AMT, 0.68% *, 1/1/2015, Northern Trust Co. (a)	6,500,000	6,500,000
Woodstock, IL, Multi-Family Housing Revenue, Willow Brooke Apartments, AMT, 0.43% *, 4/1/2042, Wells Fargo Bank NA (a)	28,000,000	28,000,000

		383,909,993
Indiana 0.7%
Indiana, Finance Authority Hospital Revenue, Community Foundation of Northwest Indiana, 0.35% *, 8/1/2029, Harris NA (a)	6,970,000	6,970,000
Indiana, Health & Educational Facility, Financing Authority Revenue, Greenwood Village South Project, Series A, 0.35% *, 5/1/2036, Sovereign Bank FSB (a)	12,625,000	12,625,000
Terre Haute, IN, Westminster Village Revenue, Series A, 0.35% *, 8/1/2036, Sovereign Bank FSB (a)	9,245,000	9,245,000

		28,840,000
Iowa 1.7%
Iowa, Finance Authority Revenue, Senior Revenue Anticipation Notes, Series A, 2.5%, 6/23/2010	36,000,000	36,623,334
Iowa, Finance Authority, Multi-Family Revenue, Housing Windsor on River, Series A, AMT, 0.43% *, 5/1/2042, Wells Fargo Bank NA (a)	17,000,000	17,000,000
Iowa, State School Cash Anticipation Program, School Corporations, Series B, 3.0%, 1/21/2010, US Bank NA (a)	14,000,000	14,144,789

		67,768,123
Kansas 0.8%
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 0.53% *, 12/1/2036, Marshall & Ilsley (a)	3,650,000	3,650,000
Leawood, KS, General Obligation, Series 1, 3.0%, 10/1/2009	15,800,000	15,833,101
Lenexa, KS, Series 2007-302, 144A, 0.91% *, 2/1/2012	12,495,000	12,495,000

		31,978,101
Kentucky 0.1%
Mason County, KY, Pollution Control Revenue, East Kentucky Power Corp., Inc., Series B-2, 1.1% *, 10/15/2014	4,600,000	4,600,000

Louisiana 0.7%
Louisiana, Local Government Environmental Facilities & Community Development Authority Revenue, Downreit, Inc., Series B, 0.3% *, 10/1/2037, ABN AMRO Bank NV (a)	10,635,000	10,635,000
Louisiana, State Gas & Fuels Tax Revenue, Series A-1, 0.31% *, 5/1/2043, JPMorgan Chase Bank (a)	20,000,000	20,000,000

		30,635,000
Maine 0.2%
Maine, State Housing Authority Mortgage Purchase:
Series G, AMT, 0.35% *, 11/15/2037	5,000,000	5,000,000
Series B, AMT, 0.5% *, 11/15/2041	5,000,000	5,000,000

		10,000,000
Maryland 1.0%
Baltimore, MD, Municipal Securities Trust Receipts, SGA 152, "A", 144A, 0.55% *, 7/1/2020, Societe Generale (a)	10,000,000	10,000,000
Maryland, State Economic Development Corp. Revenue, YMCA Central Maryland Project, 0.37% *, 4/1/2031, Branch Banking & Trust (a)	3,800,000	3,800,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Series A, 0.4%, 1/7/2010	13,777,000	13,777,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Upper Chesapeake Hospital, Series B, 0.35% *, 1/1/2043, Branch Banking & Trust (a)	11,955,000	11,955,000

		39,532,000
Massachusetts 2.8%
Massachusetts, Bay Transportation Authority, General Transportation Systems, 0.6% *, 3/1/2030	65,000,000	65,000,000
Massachusetts, Macon Trust, Series 2007-310, 144A, 0.91% *, 6/15/2012, Bank of America NA (a)	4,150,000	4,150,000
Massachusetts, State Development Finance Agency Revenue, Babson College, Series A, 0.4% *, 10/1/2032, Citizens Bank (a)	5,275,000	5,275,000
Massachusetts, State Development Finance Agency Revenue, New Bedford Waste Services LLC, AMT, 0.52% *, 6/1/2021, Comerica Bank (a)	3,520,000	3,520,000
Massachusetts, State Development Finance Agency Revenue, Northfield Mount Hermon, 0.34% *, 10/1/2042, JP Morgan Chase Bank (a)	5,000,000	5,000,000
Massachusetts, State Development Finance Agency Revenue, The Fay School, Inc., 0.36% *, 4/1/2038, TD Bank NA (a)	5,400,000	5,400,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 0.3% *, 7/1/2043, TD Bank NA (a)	13,000,000	13,000,000
Massachusetts, State Housing Finance Agency, Series A, 0.4% *, 1/1/2043, Bank of America NA (a)	5,630,000	5,630,000
Massachusetts, State Industrial Finance Agency Revenue, Groton School Issue, Series B, 0.4% *, 3/1/2028	8,410,000	8,410,000

		115,385,000
Michigan 2.9%
Kalamazoo, MI, Hospital Finance Authority, Facility Revenue, Bronson Methodist Hospital, Series A, 0.35% *, 5/15/2028, JPMorgan Chase Bank (a)	12,140,000	12,140,000
Michigan, RBC Municipal Products, Inc. Trust, Series L-25, 144A, AMT, 0.54% *, 9/1/2033, Royal Bank of Canada (a)	66,745,000	66,745,000
University of Michigan:
0.2%, 10/2/2009	25,000,000	25,000,000
0.28%, 10/5/2009	14,710,000	14,710,000

		118,595,000
Minnesota 0.6%
Coon Rapids, MN, Industrial Development Revenue, Kurt Manufacturing Project:
AMT, 0.48% *, 11/1/2017, US Bank NA (a)	2,690,000	2,690,000
AMT, 0.48% *, 11/1/2027, US Bank NA (a)	5,000,000	5,000,000

Minnesota, School Districts Tax & Aid Anticipation Borrowing Program Certificates, 3.0%, 9/4/2009	12,000,000	12,014,856
Minnesota, State General Obligation, Prerefunded 6/1/2010 @ 100, 5.625%, 6/1/2019	3,000,000	3,127,783

		22,832,639
Mississippi 0.2%
Mississippi, Redstone Partners Floaters/Residuals Trust, Series C, 144A, AMT, 0.58% *, 12/1/2047, Wachovia Bank NA (a)	9,375,000	9,375,000
Missouri 0.5%
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Project, 0.35% *, 2/1/2039, US Bank NA (a)	9,000,000	9,000,000
Platte County, MO, Industrial Development Authority Revenue, Complete Home Concepts, Series A, AMT, 0.48% *, 1/1/2039, Columbian Bank (a)	6,800,000	6,800,000
Springfield, MO, Industrial Development Authority Revenue, Abec, Inc. Project, AMT, 0.56% *, 6/1/2028, US Bank NA (a)	3,100,000	3,100,000

		18,900,000
Nebraska 0.3%
Nebraska, Investment Finance Authority, Single Family Housing Revenue:
Series B, AMT, 0.5% *, 9/1/2034	4,060,000	4,060,000
Series D, AMT, 0.5% *, 9/1/2034	3,545,000	3,545,000
Series E, AMT, 0.5% *, 9/1/2034	2,225,000	2,225,000
Omaha, NE, Public Power District Electric Revenue, Series R-11291, 144A, 0.39% *, 8/1/2012	2,485,000	2,485,000

		12,315,000
Nevada 1.6%
Clark County, NV, General Obligation, Series 3489Z, 144A, 0.34% *, 1/1/2017	11,965,000	11,965,000
Clark County, NV, School District Building, Series A, 5.0%, 6/15/2010	20,800,000	21,577,058
Nevada, Housing Division, Single Family Mortgage Revenue:
Series B, AMT, 0.53% *, 4/1/2042	8,000,000	8,000,000
Series A, AMT, 0.55% *, 10/1/2039	14,700,000	14,700,000
Nevada, Housing Division, Multi-Unit Housing, Apache Project, Series A, AMT, 0.43% *, 10/15/2032	4,400,000	4,400,000
Nevada, State Director Department of Business & Industry, Nevada Cancer Institute Project, 0.4% *, 12/1/2033, Bank of America NA (a)	4,000,000	4,000,000

		64,642,058
New Hampshire 0.9%
New Hampshire, Health & Education Facilities Authority Revenue, Dartmouth College Issue, 0.23% *, 6/1/2032	24,100,000	24,100,000
New Hampshire, Health & Education Facilities Authority Revenue, RiverWoods at Exeter, 0.35% *, 3/1/2038, Bank of America NA (a)	14,000,000	14,000,000

		38,100,000
New Jersey 0.2%
New Jersey, Economic Development Authority, Industrial Development Revenue, CST-Products LLC Project, AMT, 0.53% *, 4/1/2026, National Bank of Canada (a)	2,840,000	2,840,000
New Jersey, State Turnpike Authority Revenue, Series C, 0.32% *, 1/1/2024, Scotiabank (a)	4,800,000	4,800,000

		7,640,000
New York 6.8%
Cohoes, NY, Industrial Development Agency, Urban Cultural Park Facility Revenue, Eddy Cohoes Project, 0.3% *, 12/1/2033, Bank of America NA (a)	7,600,000	7,600,000
New York, Eagle Tax-Exempt Trust, "A", Series 20090040F, 144A, AMT, 0.47% *, 7/15/2016	28,215,000	28,215,000
New York, Metropolitan Transportation Authority Revenue, Series E-2, 0.35% *, 11/1/2035, Fortis Bank SA (a)	57,505,000	57,505,000
New York, State General Obligation, Series A, 1.25% *, 3/13/2020, Dexia Credit Local France (a)	40,000,000	40,000,000

New York, State Housing Finance Agency Revenue, 100 Maiden Lane, Series A, 0.27% *, 5/15/2037	16,650,000	16,650,000
New York, State Housing Finance Agency Revenue, Helena Housing, Series A, AMT, 0.45% *, 5/15/2036	8,000,000	8,000,000
New York, State Mortgage Agency, Homeowner Mortgage Revenue:
Series 157, 0.5% *, 4/1/2047	26,490,000	26,490,000
Series 144, AMT, 0.75% *, 10/1/2037	10,000,000	10,000,000
Series 150, AMT, 0.75% *, 10/1/2037	30,800,000	30,800,000
New York, State Urban Development Corp. Revenue:
Series 2008-053, 144A, 1.0% *, 3/15/2023, Dexia Credit Local (a)	2,420,000	2,420,000
Series 2008-054, 144A, 1.0% *, 3/15/2024, Dexia Credit Local (a)	11,980,000	11,980,000
New York, Triborough Bridge & Tunnel Authority Revenues, Series A-1, 2.0% *, Mandatory Put 1/20/2010 @ 100, 11/15/2038	15,000,000	15,094,984
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A, Prerefunded 8/15/2009 @ 101, 6.0%, 8/15/2029	15,000,000	15,182,093
Port Authority of New York & New Jersey, 0.45%, 8/5/2009	5,800,000	5,800,000
Ulster County, NY, Industrial Development Agency, Civic Facility Revenue, Kingston Regional Senior Living Corp., Series C, 0.28% *, 9/15/2037, Sovereign Bank FSB (a)	640,000	640,000

		276,377,077
North Carolina 4.3%
Cleveland County, NC, Industrial Facilities & Pollution Control Financing Authority, Curtiss-Wright Flight Systems, AMT, 0.65% *, 11/1/2023, Bank of America NA (a)	8,400,000	8,400,000
North Carolina, BB&T Municipal Trust:
Series 1027, 144A, 0.36% *, 3/1/2016, Branch Banking & Trust (a)	11,085,000	11,085,000
Series 1032, 0.36% *, 1/7/2024, Branch Banking & Trust (a)	12,995,000	12,995,000
Series 1008, 144A, 0.36% *, 3/1/2024, Branch Banking & Trust (a)	6,225,000	6,225,000
Series 1009, 144A, 0.36% *, 3/1/2024, Branch Banking & Trust (a)	18,160,000	18,160,000
Series 1011, 144A, 0.36% *, 4/1/2024, Branch Banking & Trust (a)	8,350,000	8,350,000
Series 1024, 144A, 0.36% *, 5/31/2024, Branch Banking & Trust (a)	5,240,000	5,240,000
Series 1025, 0.36% *, 6/1/2024, Branch Banking & Trust (a)	11,300,000	11,300,000
North Carolina, Capital Educational Facilities Finance Agency Revenue, High Point University Project:
0.37% *, 12/1/2028, Branch Banking & Trust (a)	6,000,000	6,000,000
0.37% *, 5/1/2030, Branch Banking & Trust (a)	4,500,000	4,500,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 0.37% *, 8/1/2030, Branch Banking & Trust (a)	7,170,000	7,170,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Summit School, Inc. Project, 0.37% *, 6/1/2033, Branch Banking & Trust (a)	2,700,000	2,700,000
North Carolina, Capital Facilities Finance Agency, Educational Revenue, Forsyth Country Day School, 0.37% *, 12/1/2031, Branch Banking & Trust (a)	11,690,000	11,690,000
North Carolina, Medical Care Commission, Health Care Facilities Revenue, First Mortgage Deerfield, Series B, 0.37% *, 11/1/2038, Branch Banking & Trust (a)	10,035,000	10,035,000
North Carolina, Medical Care Commission, Hospital Revenue, Southeastern Regional Medical Center, 0.37% *, 6/1/2037, Branch Banking & Trust (a)	2,500,000	2,500,000
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage Southminster, Series C, 0.36% *, 10/1/2014, Sovereign Bank FSB (a)	5,910,000	5,910,000
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage, United Methodist Church, Series B, 0.37% *, 10/1/2035, Branch Banking & Trust (a)	4,905,000	4,905,000
North Carolina, Piedmont Triad Airport Authority Revenue:
Series A, 0.4% *, 7/1/2032, Branch Banking & Trust (a)	4,340,000	4,340,000
Series B, AMT, 0.65% *, 7/1/2029, Branch Banking & Trust (a)	3,845,000	3,845,000

North Carolina, State Education Assistance Authority Revenue, Student Loan:
Series A-2, AMT, 0.42% *, 9/1/2035, Royal Bank of Canada (a)	9,000,000	9,000,000
Series 5, AMT, 0.45% *, 9/1/2035, Branch Banking & Trust (a)	16,570,000	16,570,000
University of North Carolina Revenues, Series R-11292, 144A, 0.39% *, 12/1/2015	3,075,000	3,075,000

		173,995,000

Ohio 2.2%
Akron, Bath & Copley, OH, Joint Township Hospital District Revenue, Health Care Facility, Summner Project, 0.5% *, 12/1/2032, KBC Bank NV (a)	5,050,000	5,050,000
Butler County, OH, Healthcare Facilities Revenue, LifeSphere Project, 0.35% *, 5/1/2030, US Bank NA (a)	3,425,000	3,425,000
Columbus, OH, Regional Airport Authority Revenue, Pooled Financing Program, Series A, 0.36% *, 1/1/2030, US Bank NA (a)	5,065,000	5,065,000
Ohio, Clipper Tax-Exempt Certificate Trust, Certificate of Participation, Series 2009-28, 144A, AMT, 0.53% *, 3/1/2035	5,355,000	5,355,000
Ohio, Housing Finance Agency, Mortgage Revenue, Residential-Mortgage Backed, Series D, AMT, 0.3% *, 9/1/2036	45,000,000	45,000,000
Ohio, Redstone Partners Floaters/Residuals Trust, Housing Finance Authority:
Series C, 144A, 0.58% *, 6/1/2048, Wachovia Bank NA (a)	9,780,000	9,780,000
Series D, 144A, AMT, 0.58% *, 6/1/2048, Wachovia Bank NA (a)	4,340,000	4,340,000
Ohio, State Housing Finance Authority Revenue, Series 2008-3308, 144A, AMT, 0.56% *, 3/1/2033	13,105,000	13,105,000

		91,120,000
Oklahoma 0.4%
Oklahoma, Development Finance Authority, Continuing Care Retirement, Inverness Village Project, Series A, 0.33% *, 1/1/2042, KBC Bank NV (a)	15,835,000	15,835,000
Oregon 0.4%
Salem, OR, Hospital Facility Authority Revenue, Capital Manor, Inc. Project:
0.44% *, 5/1/2034, Bank of America NA (a)	8,835,000	8,835,000
0.44% *, 5/1/2037, Bank of America NA (a)	5,580,000	5,580,000

		14,415,000
Pennsylvania 3.3%
Adams County, PA, Industrial Development Authority Revenue, Brethren Home Community Project, 0.47% *, 6/1/2032, PNC Bank NA (a)	6,000,000	6,000,000
Allegheny County, PA, RBC Municipal Products, Inc. Trust, Series E-11, 144A, 0.46% *, 12/1/2011, Royal Bank of Canada (a)	10,000,000	10,000,000
Bucks County, PA, Industrial Development Authority Revenue, Grand View Hospital, Series B, 0.31% *, 7/1/2039, PNC Bank NA (a)	8,635,000	8,635,000
Butler County, PA, General Authority Revenue, New Castle Area School District, Series A, 0.35% *, 3/1/2029, PNC Bank NA (a)	3,135,000	3,135,000
Cumberland County, PA, Municipal Authority Revenue, Asbury Pennsylvania Obligation Group, 0.35% *, 1/1/2043, KBC Bank NV (a)	3,855,000	3,855,000
Lancaster, PA, Industrial Development Authority Revenue, Willow Valley Retirement, Series A, 0.31% *, 12/1/2039, PNC Bank NA (a)	5,000,000	5,000,000
Monroe County, PA, Hospital Authority Revenue, Stars-Pocono Medical Center, Series B, 0.33% *, 1/1/2032, PNC Bank NA (a)	7,045,000	7,045,000
Montgomery County, PA, Redevelopment Authority, Multi-Family Housing Revenue, Forge Gate Apartments Project, Series A, 0.34% *, 8/15/2031	1,510,000	1,510,000
Pennsylvania, BB&T Municipal Trust, Series 1, 144A, 0.31% *, 9/15/2015	4,990,000	4,990,000
Pennsylvania, Economic Development Financing Authority, Exempt Facilities Revenue, Series 1, 0.9% *, 12/1/2038, Wachovia Bank NA (a)	12,500,000	12,500,000
Pennsylvania, Economic Development Financing Authority, Exempt Facilities Revenue, PPL Energy Supply LLC, Series C, 0.35% *, 12/1/2037, Wachovia Bank NA (a)	8,570,000	8,570,000
Pennsylvania, Northeastern Hospital & Education Authority Revenue, Commonwealth Medical College Project, 0.31% *, 9/1/2034, PNC Bank NA (a)	5,725,000	5,725,000
Pennsylvania, State Turnpike Commission Revenue, Series B, 1.25% *, Mandatory Put 8/3/2009 @ 100, 12/1/2012	6,250,000	6,250,000
Pennsylvania, University of Pittsburgh, Commonwealth Systems of Higher Education, Panthers-Pitt Asset Notes, 5.0%, 8/1/2010	25,475,000	26,621,873
Philadelphia, PA, Airport Revenue, Series C, AMT, 0.4% *, 6/15/2025, TD Bank NA (a)	19,485,000	19,485,000
Philadelphia, PA, School District, Series C, 0.29% *, 6/1/2026, TD Bank NA (a) (b)	1,500,000	1,500,000
Ridley, PA, School District, 0.33% *, 11/1/2029, TD Bank NA (a)	3,000,000	3,000,000

		133,821,873

Rhode Island 0.4%
Rhode Island, Housing & Mortgage Finance Corp., Series R-11207, 144A, AMT, 0.47% *, 10/1/2032	9,625,000	9,625,000
Rhode Island, Single Family Housing, Series 2008-1110, 144A, AMT, 0.56% *, 10/1/2032	5,250,000	5,250,000

		14,875,000
South Carolina 0.6%
Greenwood County, SC, Exempt Facility Industrial Revenue, Fuji Photo Film Project, AMT, 0.47% *, 9/1/2011	10,300,000	10,300,000
South Carolina, BB&T Municipal Trust, Series 1013, 144A, 0.36% *, 1/1/2023, Branch Banking & Trust (a)	6,460,000	6,460,000
South Carolina, Jobs Economic Development Authority Revenue, Goodwill Industries of Upper South Carolina, Inc. Project, 0.37% *, 9/1/2028, Branch Banking & Trust (a)	6,400,000	6,400,000

		23,160,000
South Dakota 1.1%
South Dakota, Conservancy District Revenue, State Revolving Fund Program, 1.0% *, 8/1/2029	35,000,000	35,000,000
South Dakota, Economic Development Finance Authority, Industrial Development Revenue, Wilson Trailer Project, AMT, 0.53% *, 2/1/2028, First American Bank (a)	9,500,000	9,500,000

		44,500,000
Tennessee 1.8%
Blount County, TN, Public Building Authority, Local Government Public Improvement:
Series C-3-A, 0.37% *, 6/1/2029	10,000,000	10,000,000
Series E-5-A, 0.37% *, 6/1/2030, Branch Banking & Trust (a)	24,450,000	24,450,000
Clarksville, TN, Public Building Authority Revenue, Pooled Financing, Tennessee Municipal Bond Fund, 0.35% *, 1/1/2033, Bank of America NA (a)	3,200,000	3,200,000
Dickson, TN, Redstone Partners Floaters/Residuals Trust, Series B, 144A, AMT, 0.58% *, 12/1/2047, Wachovia Bank NA (a)	3,120,000	3,120,000
Jackson, TN, Energy Authority, Wastewater Systems Revenue, 0.41% *, 12/1/2022, Bank of America NA (a)	9,000,000	9,000,000
Montgomery County, TN, Public Building Authority, Pooled Financing Revenue, Tennessee County Loan Pool:
0.35% *, 7/1/2038, Bank of America NA (a)	2,800,000	2,800,000
144A, 0.4% *, 11/1/2027, Bank of America NA (a)	4,045,000	4,045,000
Nashville, TN, Metropolitan Nashville Airport Authority Revenue, Series A, 0.34% *, 7/1/2019, Societe Generale (a)	4,700,000	4,700,000
Nashville, TN, Metropolitan Nashville Airport Authority, Special Facilities Revenue, Aero Nashville LLC Project, Series A, AMT, 0.46% *, 7/1/2036, JPMorgan Chase Bank (a)	5,155,000	5,155,000
Selmer/McNairy County, TN, Industrial Development Board Revenue, United Stainless, Inc., AMT, 0.65% *, 12/1/2023, Bank of America NA (a)	8,500,000	8,500,000

		74,970,000
Texas 16.6%
Atascosa County, TX, Industrial Development Corp., Pollution Control Revenue, San Miguel Electric Cooperative, Inc., 0.55% *, 6/30/2020	44,200,000	44,200,000
Austin, TX, Hotel Occupancy Tax Revenue, Series A, 0.5% *, 11/15/2029, Dexia Credit Local (a)	12,520,000	12,520,000
Dallas, TX, Independent School Building District, 5.0%, 2/15/2010	12,980,000	13,288,260
East Texas, Housing Finance, Redstone Partners Floaters/Residuals Trust, Series D, 144A, AMT, 0.58% *, 12/1/2047, Wachovia Bank NA (a)	7,945,000	7,945,000
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Hermann Healthcare System, Series D-3, 0.23% *, 6/1/2029, Compass Bank (a)	4,625,000	4,625,000
Harris County, TX, Cultural Education Facilities Finance Corp., Special Facilities Revenue, Texas Medical Center, Series B-2, 0.28% *, 9/1/2031, Compass Bank (a)	4,125,000	4,125,000
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Baylor College of Medicine, Series B, 0.3% *, 11/15/2047, Northern Trust Co. (a)	5,000,000	5,000,000
Harris County, TX, Tax Anticipation Notes:
1.5%, 2/25/2010	110,000,000	110,709,841
2.0%, 2/25/2010	10,000,000	10,093,765
Houston, TX, Housing Finance Corp., Series 2110, 144A, AMT, 0.43% *, 12/1/2040	4,515,000	4,515,000

Houston, TX, Utility Systems Revenue, Series B1, 0.4% *, 5/15/2034, Bank of America NA, Bank of New York, Dexia Credit Local and State Street Bank & Trust Co. (a)	6,700,000	6,700,000
Houston, TX, Water & Sewer System Revenue, Series 27TPZ, 144A, 0.31% *, 12/1/2028 (b)	13,460,000	13,460,000
Leander, TX, Independent School District, Series R-11662, 144A, 0.39% *, 8/15/2025	3,750,000	3,750,000
North Texas, Higher Education Authority, Inc., Student Loan Revenue, Series A, AMT, 0.5% *, 12/1/2038, Lloyds TSB Bank PLC (a)	2,600,000	2,600,000
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health, Series C-5, 0.35% *, 7/1/2031, Compass Bank (a)	10,000,000	10,000,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities, Northwest Senior Edgemere Project, Series B, 0.35% *, 11/15/2036, LaSalle Bank NA (a)	9,665,000	9,665,000
Texas, Capital Area Housing Finance Corp., Cypress Creek at River Apartments, AMT, 0.4% *, 10/1/2039, Citibank NA (a)	11,000,000	11,000,000
Texas, Department of Housing, Series 2008-3022X, 144A, AMT, 0.56% *, 9/1/2032	6,690,000	6,690,000
Texas, North East Independent School District, "A", 144A, 0.41% *, 8/1/2037	8,935,000	8,935,000
Texas, Northside Independent School District, School Building, 1.2% *, 6/1/2037	28,260,000	28,260,000
Texas, RBC Municipal Products, Inc. Trust, Series L-46, 144A, AMT, 0.54% *, 12/1/2034, Royal Bank of Canada (a)	52,995,000	52,995,000
Texas, Solar Eclipse Funding Trust, 144A, 0.29% *, 8/1/2037, US Bank NA (a)	8,450,000	8,450,000
Texas, State Department of Housing & Community Affairs, Multi-Family Housing Revenue, Series 2108, 144A, AMT, 0.43% *, 6/20/2047	3,375,000	3,375,000
Texas, State Municipal Securities Trust Receipts, Series SGA-92, 144A, 1.0% *, 8/1/2029	10,000,000	10,000,000
Texas, State Public Finance Authority, 0.3%, 8/25/2009	6,500,000	6,500,000
Texas, State Tax & Revenue Anticipation Notes, 3.0%, 8/28/2009	150,000,000	150,151,710
Texas, State Transportation Commission Revenue, First Tier, Series A, 5.0%, 4/1/2010	5,000,000	5,144,837
Texas, State Veteran Housing Assistance Fund II, Series A, AMT, 0.85% *, 12/1/2038	17,590,000	17,590,000
Texas, University of Houston, Series 2008-3315, 144A, 0.71% *, 2/15/2033 (b)	9,335,000	9,335,000
Texas, University of Texas Systems Revenue:
Series F, 0.28%, 10/13/2009	16,000,000	16,000,000
Series F, 0.3%, 10/1/2009	19,500,000	19,500,000
Series F, 0.3%, 12/7/2009	20,000,000	20,000,000
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Revenue, Longhorn Village Project, Series B, 0.28% *, 7/1/2037, Bank of Scotland (a)	13,800,000	13,800,000
Tyler, TX, Independent School District, School Building, Series A, 1.2% *, 2/15/2025	22,000,000	22,000,000
Weslaco, TX, Health Facilities Development, Knapp Medical Center, Series A, 0.4% *, 6/1/2038, Compass Bank (a)	4,780,000	4,780,000

		677,703,413
Utah 2.3%
Utah, Housing Corp., Series 2008-3300, 144A, AMT, 0.56% *, 1/1/2039	5,000,000	5,000,000
Utah, Housing Corp., Single Family Mortgage Revenue:
Series 1, 0.5% *, 7/1/2040	9,400,000	9,400,000
Series 2, AMT, 0.6% *, 7/1/2035	3,250,000	3,250,000
Utah, Transportation Authority Revenue, Series 2008-3045X, 144A, 0.71% *, 6/15/2036 (b)	2,500,000	2,500,000
Utah, Water Finance Agency Revenue, Series B-3, 0.37% *, 7/1/2036	75,300,000	75,300,000

		95,450,000
Virginia 3.0%
Norfolk, VA, Bond Anticipation Notes, Series C, 1.25%, 3/1/2010	44,710,000	44,930,943
Norfolk, VA, State General Obligation, AMT, 0.48% *, 8/1/2037	11,640,000	11,640,000
Virginia, Chesapeake Bay Bridge & Tunnel District Revenue, Series A, 0.32% *, 5/28/2021, Branch Banking & Trust (a)	14,500,000	14,500,000
Virginia, College Building Authority, Educational Facilities Revenue, University of Richmond:
Series A, 0.8% *, Mandatory Put 3/1/2010 @ 100, 2/26/2039	10,500,000	10,500,000
Series B, 0.8% *, Mandatory Put 2/1/2010 @ 100, 2/26/2039	4,000,000	4,000,000
Virginia, RBC Municipal Products, Inc. Trust:
Series C-2, 144A, AMT, 0.56% *, 1/1/2014, Royal Bank of Canada (a)	9,455,000	9,455,000
Series C-8, 144A, AMT, 0.56% *, 9/1/2039, Royal Bank of Canada (a)	25,665,000	25,665,000

Winchester, VA, Industrial Development Authority, Residential Care Facility Revenue, Westminster Cantenbury, Series B, 0.37% *, 1/1/2035, Branch Banking & Trust (a)	2,900,000	2,900,000

		123,590,943
Washington 1.2%
Seattle, WA, Water Systems Revenue, Series 2170, 144A, 0.31% *, 2/1/2031 (b)	2,530,000	2,530,000
Washington, Solar Eclipse Funding Trust, Series 2007-0094, 144A, 0.31% *, 10/1/2036, US Bank NA (a)	4,204,000	4,204,000
Washington, State Economic Development Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series D, AMT, 0.45% *, 7/1/2030, JPMorgan Chase Bank (a)	8,000,000	8,000,000
Washington, State General Obligation:
Series 2599, 144A, 0.34% *, 1/1/2016	4,505,000	4,505,000
Series 3087, 144A, 0.34% *, 7/1/2016	5,055,000	5,055,000
Series R-11477, 144A, 0.46% *, 7/1/2014 (b)	5,445,000	5,445,000
Washington, State Higher Education Facilities Authority Revenue, Seattle University Project, Series A, 0.34% *, 5/1/2028, US Bank NA (a)	9,255,000	9,255,000
Washington, State Housing Finance Commission, Multi-Family Housing Revenue, Lake City Senior Apartments Project, Series A, AMT, 0.6% *, 7/1/2039	5,000,000	5,000,000
Washington, State Housing Finance Commission, Multi-Family Housing Revenue, Vintage Silverdale, Series A, AMT, 0.4% *, 9/15/2039	4,000,000	4,000,000

		47,994,000
West Virginia 0.3%
West Virginia, State Hospital Finance Authority Revenue, Cabell Huntington Hospital, Series A, 0.32% *, 1/1/2034, Branch Banking & Trust (a)	13,480,000	13,480,000
Wisconsin 4.8%
Milwaukee, WI, General Obligation:
Series V8, 0.4% *, 2/1/2025	2,700,000	2,700,000
Series 2009-R3, 1.25%, 12/17/2009	50,000,000	50,152,238
Series 2009-R3, 1.5%, 12/17/2009	66,000,000	66,260,590
Plymouth, WI, Industrial Development Revenue, Masters Gallery Foods, Series A, AMT, 0.49% *, 5/1/2038, Wells Fargo Bank NA (a)	5,300,000	5,300,000
Racine, WI, Solid Waste Disposal Revenue, Republic Services Project, 0.38% *, 11/1/2037, JPMorgan Chase Bank (a)	5,000,000	5,000,000
University of Wisconsin, Hospitals & Clinics Authority Revenue, Series A, 0.38% *, 4/1/2032, US Bank NA (a)	4,870,000	4,870,000
Whitewater, WI, Industrial Development Revenue, MacLean-Fogg Co. Project, AMT, 0.65% *, 12/1/2009, Bank of America NA (a)	3,000,000	3,000,000
Wisconsin, Clipper Tax-Exempt Certificates Trust, Certificate of Participation, Series 2009-36, 144A, 0.46% *, 5/1/2020	6,755,000	6,755,000
Wisconsin, State Operating Notes, 2.5%, 6/15/2010	50,000,000	50,872,906
Wisconsin, University Hospitals & Clinics Authority Revenue, Series B, 0.25% *, 4/1/2029, US Bank NA (a)	2,450,000	2,450,000

		197,360,734
Wyoming 1.0%
Wyoming, Student Loan Corp. Revenue, Series A-3, AMT, 0.42% *, 12/1/2043, Royal Bank of Canada (a)	40,000,000	40,000,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $4,030,837,985) †	99.0	4,030,837,985
Other Assets and Liabilities, Net	1.0	38,821,474

Net Assets	100.0	4,069,659,459

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of July 31, 2009.

†	The cost for federal income tax purposes was $4,030,837,985.
(a)	Security incorporates a letter of credit from the bank listed.

(b)	Bond is insured by one of these companies:
Insurance Coverage	As a % of Total Investment Portfolio
Financial Security Assurance, Inc.	1.3
National Public Finance Guarantee Corp.	0.1

Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies. As a result, most insured issues are now trading on the basis of the underlying credits.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
FSB: Federal Savings Bank

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurement", as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Most securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3
Assets
Municipal Investments (c)	$ -	$ 4,030,837,985	$ -
Total	$ -	$ 4,030,837,985	$ -

(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax-Exempt Portfolio, a series of Cash Account Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Tax-Exempt Portfolio, a series of Cash Account Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 23, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 23, 2009